UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2008



                          Check here if Amendment [ ]

                        This Amendment (check only one)

                             [ ] is a restatement

                         [ ] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Athena Capital Management Inc.

Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004

Form 13F File Number: 28-12902



===============================================================================


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Danielle D'Angelo

Title: Attorney-In-Fact for David P. Cohen, President

       of Athena Capital Management Inc.

Phone: (914) 220-1930 for Danielle D'Angelo

       or (484)434-2258 for David P. Cohen





Signature, Place, and Date of Signing:



Athena Capital Management Inc.

  By: Mr. David P. Cohen, President

      By: /s/ Danielle D'Angelo

	  Danielle D'Angelo

	  White Plains, New York

	  August 13, 2008



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:





Number of Other Managers: 1

Form 13F Information Table Entry Total: 186

Form 13F Information Table Value Total:115,131,000



List of Other Included Managers:



No.	Name					Form 13F File Number



------------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                 2          3          4                   5              6               7                 8

----------------------  ---------  ----------  --------  ---------  ----  ----  -------------   ----------  -----------------------
                         TITLE OF               VALUE    SHARES OR  S H/   PUT/  INVSTMT         OTHER          VOTING AUTHORITY

    NAME OF ISSUER       CLASS       CUSIP     (x1000)   PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                                             <F1>
----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
ACME COMMUNICATIONS     COM        004631107   62        44800      SH          SHARED-OTHER    N/A                  44800
ACME COMMUNICATIONS     COM        004631107   150       108543     SH          SOLE            N/A         108543
ADVANCED TECH ACQ       COM        007556103   278       36800      SH          SHARED-OTHER    N/A                  36800
ADVANCED TECH ACQ       COM        007556103   687       90800      SH          SOLE            N/A         90800
ADVANCED TECH ACQ       UNIT 06/   007556202   558       72400      SH          SHARED-OTHER    N/A                  72400
                        11/2011
ADVANCED TECH ACQ       *W EXP     007556111   10        36800      SH          SHARED-OTHER    N/A                  36800
                        06/18/201
ADVANCED TECH ACQ       *W EXP     007556111   24        90800      SH          SOLE            N/A         90800
                        06/18/201
AEHR TEST SYSTEMS       COM        00760J108   140       18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS       COM        00706J108   116       15000      SH          SOLE            N/A         15000
AEROSONIC CORP DEL      COM PAR    008015307   488       160000     SH          SHARED-OTHER    N/A                  160000
                        $0.40
AEROSONIC CORP DEL      COM PAR    008015307   506       166048     SH          SOLE            N/A         166048
                        $0.40
AH BELO CORP            COM CL A   001282102   1209      212062     SH          SHARED-OTHER    N/A                  212062
AH BELO CORP            COM CL A   001282102   1469      257702     SH          SOLE            N/A         257702
ALLIANCE FIBER OPTIC    COM        018680108   287       206800     SH          SHARED-OTHER    N/A                  206800
ALLIANCE FIBER OPTIC    COM        018680108   37        26500      SH          SOLE            N/A         26500
AMER CMNTY BANCSHARES   COM        02520W106   52        7950       SH          SHARED-OTHER    N/A                  7950
AMER CMNTY BANCSHARES   COM        02520W106   53        8100       SH          SOLE            N/A         8100
AMERISERV FINANC INC    COM        03074A102   122       41000      SH          SHARED-OTHER    N/A                  41000
AMERISERV FINANC INC    COM        03074A102   33        11200      SH          SOLE            N/A         11200
AMPCO PITTSBURGH CORP   COM        032037103   1668      37500      SH          SHARED-OTHER    N/A                  37500
AMPCO PITTSBURGH CORP   COM        032037103   1045      23500      SH          SOLE            N/A         23500
APEX BIOVENTURE ACQ     COM        03753Q105   617       82800      SH          SHARED-OTHER    N/A                  82800
APEX BIOVENTURE ACQ     COM        03753Q105   501       67200      SH          SOLE            N/A         67200
APEX BIOVENTURE ACQ     *W EXP     03753Q113   22        82800      SH          SHARED-OTHER    N/A                  82800
                        06/07/201
APCO ARGENTINA INC      ORD        037489101   185       6400       SH          SHARED-OTHER    N/A                  6400
APCO ARGENTINA INC      ORD        037489101   359       12400      SH          SOLE            N/A         12400
ARISTOTLE CORP          COM NEW    040448201   54        7200       SH          SHARED-OTHER    N/A                  7200
ARISTOTLE CORP          COM NEW    040448201   27        3600       SH          SOLE            N/A         3600
ASML HOLDINGS           NY REG SHS N07059186   603       24675      SH          SHARED-OTHER    N/A                  24675
ASTRONICS CORP          COM        046433108   919       66057      SH          SHARED-OTHER    N/A                  66057
ASTRONICS CORP          COM        046433108   1159      83318      SH          SOLE            N/A         83318
ATRION CORP             COM        049904105   192       2000       SH          SHARED-OTHER    N/A                  2000
ATRION CORP             COM        049904105   613       6400       SH          SOLE            N/A         6400
BCSB BANKCORP INC       COM        055367106   80        7472       SH          SHARED-OTHER    N/A                  7472
BCSB BANKCORP INC       COM        055367106   131       12265      SH          SOLE            N/A         12265
BELO (AH)               COM SER A  080555105   1843      252100     SH          SHARED-OTHER    N/A                  252100
BELO (AH)               COM SER A  080555105   2099      287200     SH          SOLE            N/A         287200
BENEFICIAL MUTUAL       COM        08173R104   277       25000      SH          SOLE            N/A         25000
BANCORP
BREEZE EASTERN CORP     COM        106764103   139       13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP    COM        133034108   1850      79480      SH          SHARED-OTHER    N/A                  79480
CAMDEN NATIONAL CORP    COM        133034108   779       33456      SH          SOLE            N/A         32456
CAPITAL SENIOR LIVING   COM        140475104   275       36494      SH          SHARED-OTHER    N/A                  36494
CAPITAL SENIOR LIVING   COM        140475104   351       46498      SH          SOLE            N/A         46498
CENTILLIUM COMM INC     COM        152319109   149       225557     SH          SHARED-OTHER    N/A                  225557
CENTILLIUM COMM INC     COM        152319109   206       312522     SH          SOLE            N/A         312522
CENTURY BANCORP INC     CL A       156432106   469       26450      SH          SHARED-OTHER    N/A                  26450
                        NON VTG
CENTURY BANCORP INC     CL A       156432106   172       9663       SH          SOLE            N/A         9663
                        NON VTG
CFS BANCORP INC         COM        12525D102   211       17900      SH          SHARED-OTHER    N/A                  17900
CFS BANCORP INC         COM        12525D102   88        7500       SH          SOLE            N/A         7500
CHASE CORP              COM        16150R104   4936      261300     SH          SHARED-OTHER    N/A                  261300
CHASE CORP              COM        16150R104   2755      145830     SH          SOLE            N/A         145830
CHINA HEALTHCARE        COM        16939Q104   52        9200       SH          SHARED-OTHER    N/A                  9200
ACQ CORP
CHINA HEALTHCARE        COM        16939Q104   104       18400      SH          SOLE            N/A         18400
ACQ CORP
CHINA HEALTHCARE        *W EXP     16939Q112   3         18400      SH          SHARED-OTHER    N/A                  18400
ACQ CORP                04/18/201
CHINA HEALTHCARE        *W EXP     16939Q112   7         36800      SH          SOLE            N/A         36800
ACQ CORP                04/18/201
CHINA HEALTHCARE        UNIT 07/   16939Q203   78        13100      SH          SHARED-OTHER    N/A                  13100
ACQ CORP                11/2011
CIMATRON LTD            ORD        M23798107   46        26700      SH          SHARED-OTHER    N/A                  26700
CIMATRON LTD            ORD        M23798107   128       73616      SH          SOLE            N/A         73616
COLUMBUS ACQ CORP       COM        198851107   507       66200      SH          SHARED-OTHER    N/A                  66200
COLUMBUS ACQ CORP       COM        198851107   412       53800      SH          SOLE            N/A         53800
COLUMBUS ACQ CORP       *W EXP     198851115   17        66200      SH          SHARED-OTHER    N/A                  66200
                        05/18/201
COLUMBUS ACQ CORP       *W EXP     198851115   14        53800      SH          SOLE            N/A         53800
                        05/18/201
CMS BANCORP INC         COM        12600U102   62        6000       SH          SHARED-OTHER    N/A                  6000
CMS BANCORP INC         COM        12600U102   82        7870       SH          SOLE            N/A         7870
CMNTY BANK SYSTM INC    COM        203607106   409       19838      SH          SHARED-OTHER    N/A                  19838
CMNTY BANK SYSTM INC    COM        203607106   76        3704       SH          SOLE            N/A         3704
DANVERS BANKCORP        COM        236442109   220       20000      SH          SOLE            N/A         20000
DAWSON GEOPHYSICAL CO   COM        239359102   2115      35571      SH          SHARED-OTHER    N/A                  35571
DAWSON GEOPHYSICAL CO   COM        239359102   1617      27187      SH          SOLE            N/A         27187
DELUXE CORP             COM        248019101   675       37900      SH          SHARED-OTHER    N/A                  37900
DELUXE CORP             COM        248019101   123       6900       SH          SOLE            N/A         6900
DONEGAL GROUP INC       CL B       257701300   216       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC       CL B       257701300   189       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC       CL A       257701201   379       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC       CL A       257701201   20        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC     COM        258278100   1541      191200     SH          SHARED-OTHER    N/A                  191200
DORMAN PRODUCTS INC     COM        258278100   500       62000      SH          SOLE            N/A         62000
EASTERN CORPORATION     COM        276317104   1053      68600      SH          SHARED-OTHER    N/A                  68600
EASTERN CORPORATION     COM        276317104   850       55375      SH          SOLE            N/A         55375
ECOLOGY & ENVRNMT INC   CL A       278878103   372       32391      SH          SHARED-OTHER    N/A                  32391
ECOLOGY & ENVRNMT INC   CL A       278878103   442       38456      SH          SOLE            N/A         38456
EDAC TECHNOLOGIES CORP  COM        279285100   284       43196      SH          SHARED-OTHER    N/A                  43196
EDAC TECHNOLOGIES CORP  COM        279285100   638       96900      SH          SOLE            N/A         96900
ESCALADE INC            COM        296056104   1074      198606     SH          SHARED-OTHER    N/A                  198606
ESCALADE INC            COM        296056104   511       94465      SH          SOLE            N/A         94465
EW SCRIPPS CO OHIO      EX         811054113   253       82300      SH          SHARED-OTHER    N/A                  82300
                        DISTRIB
EW SCRIPPS CO OHIO      EX         811054113   455       148095     SH          SOLE            N/A         148095
                        DISTRIB
FOSTER LB CO CL A       COM        350060109   2966      89343      SH          SHARED-OTHER    N/A                  89343
FOSTER LB CO CL A       COM        350060109   637       19189      SH          SOLE            N/A         19189
FOX CHASE BANCORP INC   COM        35137P106   103       10000      SH          SOLE            N/A         10000
GENEVA ACQ CORP         *W EXP     37185Y112   23        152600     SH          SHARED-OTHER    N/A                  152600
                        02/12/201
GENEVA ACQ  CORP        *W EXP     37185Y112   18        120000     SH          SOLE            N/A         120000
                        02/12/201
GENEVA ACQ CORP         COM        37185Y104   440       76300      SH          SHARED-OTHER    N/A                  76300
GENEVA ACQ CORP         COM        37185Y104   323       56000      SH          SOLE            N/A         56000
GETTY REALTY CORP NEW   COM        374297109   245       17034      SH          SHARED-OTHER    N/A                  17034
GETTY REALTY CORP NEW   COM        374297109   45        3098       SH          SOLE            N/A         3098
GIGA TRONICS INC        COM        375175106   17        13295      SH          SOLE            N/A         13295
GLOBECOMM SYSTEMS INC   COM        37956X103   1863      225500     SH          SHARED-OTHER    N/A                  225500
GLOBECOMM SYSTEMS INC   COM        37956X103   1456      176298     SH          SOLE            N/A         176298
GREAT LAKES DREDGE      COM        390607109   893       146100     SH          SHARED-OTHER    N/A                  146100
& DOCK CO
GREAT LAKES DREDGE      COM        390607109   560       91675      SH          SOLE            N/A         91675
& DOCK CO
GTSI CORP               COM        36238K103   1441      195490     SH          SHARED-OTHER    N/A                  195490
GTSI CORP               COM        36238K103   605       82072      SH          SOLE            N/A         82072
HORIZON FINANC CORP     COM        44041F105   53        38470      SH          SHARED-OTHER    N/A                  38470
WASH
HORIZON FINANC CORP     COM        44041F105   11        8000       SH          SOLE            N/A         8000
WASH
IDEATION ACQ CORP       COM        451665103   355       48500      SH          SHARED-OTHER    N/A                  48500
IDEATION ACQ CORP       COM        451665103   626       85500      SH          SOLE            N/A         85500
IDEATION ACQ CORP       UNIT 99/   451665202   395       51000      SH          SHARED-OTHER    N/A                  51000
                        99/9999
INTEGRAL SYSTEMS INC    COM        45810H107   2252      58190      SH          SHARED-OTHER    N/A                  58190
INTEGRAL SYSTEMS INC    COM        45810H107   2563      66232      SH          SOLE            N/A         66232
INTER ATLANTIC FINL INC UNIT 99/   45810H209   84        10800      SH          SHARED-OTHER    N/A                  10800
                        99/9999
INVESTORS BANCORP INC   COM        46146P102   157       12000      SH          SOLE            N/A         12000
JOURNAL COMMUNIC INC    CL A       481130102   831       172340     SH          SHARED-OTHER    N/A                  172340
JOURNAL COMMUNIC INC    CL A       481130102   1076      223200     SH          SOLE            N/A         223200
K-TRON INT'L INC        COM        482730108   1290      9954       SH          SHARED-OTHER    N/A                  9954
K-TRON INT'L INC        COM        482730108   337       2600       SH          SOLE            N/A         2600
KAPSTONE PAPER          COM        48562P103   1725      258614     SH          SHARED-OTHER    N/A                  258614
& PACKAGING CORP
KAPSTONE PAPER          COM        48562P103   2097      314427     SH          SOLE            N/A         314427
& PACKAGING CORP
KAPSTONE PAPER          *W EXP 08  48562P111   117       66000      SH          SHARED-OTHER    N/A                  66000
& PACKAGING CORP        /15/2000
KAPSTONE PAPER          *W EXP 08  48562P111   273       154000     SH          SOLE            N/A         154000
& PACKAGING CORP        /15/2000
KIMCO RELATY CORP       COM        49446R109   777       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP               COM        500692108   156       10000      SH          SHARED-OTHER    N/A                  10000
MEDIA & ENTERTAINMENT   COM        58439W108   622       81900      SH          SHARED-OTHER    N/A                  81900
HOLDINGS CORP
MEDIA & ENTERTAINMENT   COM        58439W108   493       64900      SH          SOLE            N/A         64900
HOLDINGS CORP
MEDIA & ENTERTAINMENT   *W EXP     58439W116   29        81900      SH          SHARED-OTHER    N/A                  81900
HOLDINGS CORP           03/09/201
MEDIA & ENTERTAINMENT   *W EXP     58439W116   23        64900      SH          SOLE            N/A         64900
HOLDINGS CORP           03/09/201
MER TELEMANAGEMENT      ORD        M69676100   85        83701      SH          SHARED-OTHER    N/A                  83701
SOLUTIONS
MER TELEMANAGEMENT      ORD        M69676100   37        36000      SH          SOLE            N/A         36000
SOLUTIONS
MERCER INSUR GRP INC    COM        587902107   222       12843      SH          SHARED-OTHER    N/A                  12843
MERCER INSUR GRP INC    COM        587902107   479       27655      SH          SOLE            N/A         27655
MOD-PAC CORP            COM        607495108   121       28581      SH          SHARED-OTHER    N/A                  28581
MOD-PAC CORP            COM        607495108   46        10787      SH          SOLE            N/A         10787
MUTUALFIRST FINL CORP   COM        62845B104   277       28260      SH          SHARED-OTHER    N/A                 28260
MUTUALFIRST FINL CORP   COM        62845B104   6         566        SH          SOLE            N/A         566
NAVIOS MARITIME         COM        Y62196103   13        1364       SH          SHARED-OTHER    N/A                  1364
NAVIOS MARITIME         COM        Y62196103   329       34000      SH          SOLE            N/A         34000
NORTH AMERICAN INSUR    COM        65687M104   216       27300      SH          SHARED-OTHER    N/A                  27300
LEADERS INC
NORTH AMERICAN INSUR    *W EXP     65687M112   0         43000      SH          SHARED-OTHER    N/A                  43000
LEADERS INC             03/21/201
NORTHWEST BANCORP       COM        667328108   436       20000      SH          SHARED-OTHER    N/A                  20000
NORTHWEST BANCORP       COM        667328108   229       10500      SH          SOLE            N/A         10500
OVERTURE ACQ CORP       UNIT 99/   G6830P209   131       13600      SH          SHARED-OTHER    N/A                  13600
                        99/9999
OVERTURE ACQ CORP       UNIT 99/   G6830P209   168       17400      SH          SOLE            N/A         17400
                        99/9999
PEERLESS MANUF CO       COM        705514107   8058      171932     SH          SHARED-OTHER    N/A                  171932
PEERLESS MANUF CO       COM        705514107   7499      159990     SH          SOLE            N/A         159990
POLARIS ACQ CORP        COM        73104R102   312       32700      SH          SHARED-OTHER    N/A                  32700
POLARIS ACQ CORP        COM        73104R102   559       58500      SH          SOLE            N/A         58500
POLARIS ACQ CORP        *W EXP     73104R110   25        32700      SH          SHARED-OTHER    N/A                  32700
                        1/10/201
POLARIS ACQ CORP        *W EXP     73104R110   44        58500      SH          SOLE            N/A         58500
                        1/10/201
POLARIS ACQ CORP        UNIT 99/   73104R201   345       33800      SH          SHARED-OTHER    N/A                  33800
                        99/9999
PROASSURANCE CORP       COM        74267C106   1355      28164      SH          SHARED-OTHER    N/A                  28164
PROASSURANCE CORP       COM        74267C106   577       12000      SH          SOLE            N/A         12000
PROLIANCE INTL INC      COM        74340R104   326       343100     SH          SHARED-OTHER    N/A                  343100
PROLIANCE INTL INC      COM        74340R104   261       274600     SH          SOLE            N/A         274600
PROSHARES TR            ULTSHT     74347R834   1576      20000      SH          SHARED-OTHER    N/A                  20000
                        RUS2000
PROSHARES TR            ULTSHT     74347R834   1182      15000      SH          SOLE            N/A         15000
                        RUS2000
PROV & WOR RAILRD CO    COM        743737108   516       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO    COM        743737108   30        1500       SH          SOLE            N/A         1500
STERLING FINL CORP WASH COM        859319105   71        17151      SH          SHARED-OTHER    N/A                  17151
SUPERIOR UNIF GRP INC   COM        868358102   126       14500      SH          SHARED-OTHER    N/A                  14500
20/20 CHINA CAP         COM        90212G109   134       18000      SH          SHARED-OTHER    N/A                  18000
ACQUIRCO INC
20/20 CHINA CAP         COM        90212G109   342       46000      SH          SOLE            N/A         46000
ACQUIRCO INC
20/20 CHINACAP          *W EXP     90212G117   9         18000      SH          SHARED-OTHER    N/A                  18000
ACQUIRCO INC            11/08/201
20/20 CHINACAP          *W EXP     90212G117   24        46000      SH          SOLE            N/A         46000
ACQUIRCO INC            11/08/201
20/20 CHINACAP          UNIT 99/   90212G208   283       36000      SH          SHARED-OTHER    N/A                  36000
ACQUIRCO INC            99/9999
TECHE HOLDING CO        COM        878330109   513       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO        COM        878330109   316       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP       COM        872391107   761       34600      SH          SHARED-OTHER    N/A                  34600
TF FINANCIAL CORP       COM        872391107   216       9821       SH          SOLE            N/A         9821
TOMPKINS FINL CORP      COM        890110109   407       10938      SH          SHARED-OTHER    N/A                  10938
TOMPKINS FINL CORP      COM        890110109   83        2238       SH          SOLE            N/A         2238
TRANS INDIA ACQ CORP    COM        893237107   528       69300      SH          SHARED-OTHER    N/A                  69300
TRANS INDIA ACQ CORP    COM        893237107   411       53900      SH          SOLE            N/A         53900
TRANS INDIA ACQ CORP    *W EXP     893237115   28        69300      SH          SHARED-OTHER    N/A                  69300
                        02/08/201
TRANS INDIA ACQ CORP    *W EXP     893237115   22        53900      SH          SOLE            N/A         53900
                        02/08/201
UNION STREET ACQ CORP   COM        908536105   289       37100      SH          SHARED-OTHER    N/A                  37100
UNION STREET ACQ CORP   COM        908536105   334       42800      SH          SOLE            N/A         42800
UNION STREET ACQ CORP   *W EXP     908536113   4         37100      SH          SHARED-OTHER    N/A                  37100
                        02/05/201
UNION STREET ACQ CORP   *W EXP     908536113   5         42800      SH          SOLE            N/A         42800
                        02/05/201
UNITED BANCSHARES INC   COM        909907107   423       18432      SH          SHARED-OTHER    N/A                  18432
WEST V
UNITED ONLINE INC       COM        911268100   218       21700      SH          SHARED-OTHER    N/A                  21700
UNITED ONLINE INC       COM        911268100   284       28300      SH          SOLE            N/A         28300
UNIVERSAL STAINLESS     COM        913837100   1100      29700      SH          SHARED-OTHER    N/A                  29700
& ALLOY
US LIME & MINERAL       COM        911922102   2612      66011      SH          SHARED-OTHER    N/A                  66011
US LIME & MINERAL       COM        911922102   1665      42086      SH          SOLE            N/A         42086
VIRCO MANUFACTURING CO  COM        927651109   1826      366024     SH          SHARED-OTHER    N/A                  366024
VIRCO MANUFACTURING CO  COM        927651109   2041      408974     SH          SOLE            N/A         408974

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, an affiliate of Athena Capital Management Inc.


==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson Danielle D'Angelo, Daniel Zinn and Steven McNamara, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains,

NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 21st day of September 2007.



						By: /s/ David P. Cohen

						   David P. Cohen